Fixed Assets (Details) - Schedule of accumulated depreciation - CLP ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fixed Assets (Details) - Schedule of accumulated depreciation [Line Items]
Beginning Balances	$ (445,301)	$ (385,888)
Depreciation charges in the period	(56,297)	(60,904)
Sales and disposals in the period	17,751	1,491
Other
Ending Balances	(483,847)	(445,301)
Buildings [Member]
Fixed Assets (Details) - Schedule of accumulated depreciation [Line Items]
Beginning Balances	(161,422)	(140,805)
Depreciation charges in the period	(19,481)	(20,620)
Sales and disposals in the period	15,340	3
Other
Ending Balances	(165,563)	(161,422)
Land [Member]
Fixed Assets (Details) - Schedule of accumulated depreciation [Line Items]
Beginning Balances
Depreciation charges in the period
Sales and disposals in the period
Other
Ending Balances
Equipment [Member]
Fixed Assets (Details) - Schedule of accumulated depreciation [Line Items]
Beginning Balances	(220,607)	(190,636)
Depreciation charges in the period	(27,498)	(30,976)
Sales and disposals in the period	361	1,005
Other
Ending Balances	(247,744)	(220,607)
Other [Member]
Fixed Assets (Details) - Schedule of accumulated depreciation [Line Items]
Beginning Balances	(63,272)	(54,447)
Depreciation charges in the period	(9,318)	(9,308)
Sales and disposals in the period	2,050	483
Other
Ending Balances	$ (70,540)	$ (63,272)